Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans (Tables) [Abstract]
Schedule of changes in the benefit obligation
	2015	2014
Change in benefit obligation:
Benefit obligation at beginning of year	$877.722	$660.860
Foreign currency translation	(39.406)	(46.505)
Service cost	24.936	18.617
Interest cost	27.783	29.513
Amendments	(879)	-
Transfer of plan participants	(102)	220
Actuarial (gain) loss	(56.840)	234.199
Benefits paid	(22.227)	(19.182)
	$810.987	$877.722

Change in plan assets:
Fair value of plan assets at beginning of year	$270.858	$248.495
Actual return on plan assets	(11.159)	(3.600)
Employer contributions	20.098	42.365
Benefits paid	(19.640)	(16.402)
Fair value of plan assets at end of year	$260.157	$270.858

Funded status at end of year	$550.830	$606.864
Benefit plans offered by other subsidiaries	$41.595	$41.990
Net Pension Liability	$592.425	$648.854

Schedule of pre-tax adjustments reflecting actuarial losses (gains)
Actuarial (gains) losses
Actuarial (gains) losses recognized in OCI at December 31, 2012	$287.956
Actuarial (gain) loss for the year	(44.118)
Other Adjustments	563
Amortization of unrealized losses	(25.418)
Foreign currency translation	3.984
Actuarial (gains) losses recognized in OCI at December 31, 2013	$222.967
Actuarial (gain) loss for the year	253.969
Amortization of unrealized losses	(17.147)
Foreign currency translation	(21.661)
Actuarial (gains) losses recognized in OCI at December 31, 2014	$438.128
Actuarial (gain) loss for the year	(29.278)
Prior Service Costs (Credit)	(879)
Amortization of unrealized losses	(34.623)
Foreign currency translation	(19.147)
Actuarial (gains) losses recognized in OCI at December 31, 2015	$354.201

Schedule of weighted-average assumptions used in calculating benefit obligation
in %	2015	2014
Discount rate	3,70	3,23
Rate of compensation increase	3,29	3,28

Schedule of the components of net periodic benefit cost
	2015		2014		2013

Components of net periodic benefit cost:	$		$		$
Service cost		24.936		18.617		15.900
Interest cost		27.783		29.513		26.859
Expected return on plan assets		(16.403)		(16.169)		(13.638)
Amortization of unrealized losses		34.623		17.147		25.418
Net periodic benefit costs		$70.939		$49.108		$54.539

	2015		2014		2013

Components of net periodic benefit cost:	$		$		$
Service cost		24.936		18.617		15.900
Interest cost		27.783		29.513		26.859
Expected return on plan assets		(16.403)		(16.169)		(13.638)
Amortization of unrealized losses		34.623		17.147		25.418
Net periodic benefit costs		$70.939		$49.108		$54.539

Shedule of weighted average assumptions used in calculating net periodic cost
in %	2015	2014	2013

Discount rate	3,23	4,55	4,14
Expected return of plan assets	6,00	6,00	6,00
Rate of compensation increase	3,28	3,29	3,32

Schedule of estimated future benefit payments
2016	$22.511
2017	24.127
2018	25.575
2019	27.462
2020	29.621
2021 - 2025	178.189

Schedule of fair value of plan assets by measurement
		Fair Value Measurements at 2015			Fair Value Measurements at 2014
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)	Total	(Level 1)	(Level 2)
Equity Investments
Index Funds(1)	$64.828	$98	$64.730	$69.485	$(310)	$69.795

Fixed Income Investments
Government Securities(2)	4.815	4.269	546	1.629	850	779
Corporate Bonds(3)	169.717	-	169.717	181.132	-	181.132
Other Bonds(4)	7.794	-	7.794	4.573	-	4.573
U.S. Treasury Money Market Funds(5)	13.003	13.003	-	7.989	7.989	-

Other types of investments
Cash, Money Market and Mutual Funds(6)	-	-	-	6.050	6.050	-
Total	$260.157	$17.370	$242.787	$270.858	$14.579	$256.279

(1) This category comprises low-cost equity index funds not actively managed that track the S&P 500, S&P 400, Russell 2000, MSCI Emerging Markets Index and the Morgan Stanley International EAFE Index.
(2) This Category comprises fixed income investments by the U.S. government and government sponsored entities.
(3) This Category primarily represents investment grade bonds of U.S. issuers from diverse industries.
(4) This Category comprises private placement bonds as well as collateralized mortgage obligations.
(5) This Category represents funds that invest in U.S. treasury obligations directly or in U.S. treasury backed obligations.
(6) This Category represents cash, money market funds as well as mutual funds comprised of high grade corporate bonds.